MFS® INVESTMENT MANAGEMENT
500 BOYLSTON STREET, BOSTON, MASSACHUSETTS  02116-3741
(617) 954-5000

February 1, 2011

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust XI (the “Trust”) (File Nos. 33-68310 and 811-7992) on Behalf of MFS® Mid Cap Value Fund and MFS® Blended Research® Core Equity Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 31 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on January 27, 2011.

Please call the undersigned at (617) 954-5843 or Matthew Mills at (617) 954-6559 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President & Senior Counsel

BEL/bjn